Trust Account and Fair Value Measurement - Investment Securities (Details)-new - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2018
Trust Account and Fair Value Measurement
Marketable Securities	$ 294,948,867	$ 290,445,374	$ 290,445,374
Marketable Securities, Unrealized Gain (Loss)	422,223	36,313	(36,313)
Assets, Fair Value Disclosure	$ 295,371,090	$ 290,409,061	$ 290,409,061